Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes Payable [Abstract]
Notes Payable

On January 12, 2018, the Company received net proceeds of $100,000 in exchange for a note payable having a face value of $102,000 and accruing interest at the rate of 8% per annum. The note, due on October 30, 2018, is convertible after 180 days from issuance into $0.001 par value Common Stock at a price 35% below market value. The Company estimates that the fair value of this convertible debt approximates the face value, so no value has been assigned to the beneficial conversion feature.

On February 7, 2018, the Company received net proceeds of $142,500 in exchange for a note payable having a face value of $150,000 and accruing interest at the rate of 8% per annum. The note, due on February 7, 2019, is convertible after 180 days from issuance into $0.001 par value Common Stock at a price 35% below market value. The Company estimates that the fair value of this convertible debt approximates the face value, so no value has been assigned to the beneficial conversion feature.

On February 20, 2018, the Company received net proceeds of $83,000 in exchange for a note payable having a face value of $85,000 and accruing interest at the rate of 8% per annum. The note, due on November 30, 2018, is convertible after 180 days from issuance into $0.001 par value Common Stock at a price 35% below market value. The Company estimates that the fair value of this convertible debt approximates the face value, so no value has been assigned to the beneficial conversion feature.

On May 29, 2018, the Company received net proceeds of $25,000 in exchange for a note payable having a face value of $26,750 and accruing interest at the rate of 8% per annum. The note, due on February 28, 2019 is convertible after 180 days from issuance into $0.001 par value Common Stock at a price 35% below market value. The Company estimates that the fair value of this convertible debt approximates the face value, so no value has been assigned to the beneficial conversion feature.

On June 27, 2018, the Company issued a note payable having a face value of $53,000 and accruing interest at the rate of 8% per annum. The net proceeds of $51,000 from this note were received by the Company on July 2, 2018. The note, due on April 15, 2019 is convertible after 180 days from issuance into $0.001 par value Common Stock at a price 35% below market value. The Company estimates that the fair value of this convertible debt approximates the face value, so no value has been assigned to the beneficial conversion feature.

At June 30, 2018 and December 31, 2017, accrued interest on Notes Payable was $34,334 and $9,481, respectively.

Notes payable consist of the following:	2017	2016

A Note Payable having a Face Value of $21,439 at December 31, 2016 and accruing interest at 12% was due December 31, 2017. On December 31, 2017, the Company renewed the note, together with accrued interest of $2,573, for a 12-month period. The new note has a Face Value of $24,012 and is due December 31, 2018. The new note accrues interest at 12% and is convertible anytime from the date of issuance into $0.001 par value Common Stock at a 35% discount from market price. The Company estimates that the fair value of this convertible debt approximates the face value, so no value has been assigned to the beneficial conversion feature. Any gain or loss will be recognized at conversion.	$24,012	$21,439

On July 1, 2016, the Company received monies in exchange for a note payable having a Face Value of $55,000 with interest accruing at 10% is due April 1, 2017. The Note is convertible after 180 days from issuance into $0.001 par value Common Stock at a price 40% below market value. In December 2016, $6,500 of the principal was converted into 5,000,000 shares of $0.001 par value Common Stock valued at $20,000 and generating a loss of $13,500 on conversion. In January 2017, the remaining principal amount of $48,500 together with accrued interest of $3,022 was converted into 42,528,125 shares of $0.001 par value Common

Stock valued at $128,451 and generating a loss of $76,929 on conversion.

	$-0-	$48,500

On February 10, 2017, the Company received $48,000 cash in exchange for a note payable having a Face Value of $50,000 with interest accruing at 8%, which is due November 20, 2017. The Note is convertible after 180 days from issuance into $0.001 par value Common Stock at a price 35% below market value. In August 2017, the note was paid off with additional $1,863 in accrued interest and $15,559 as prepayment penalty.	$-0-	$-0-

On April 1, 2017, the Company received monies in exchange for a note payable having a Face Value of $100,000 Canadian ($79,710 US) with interest payable quarterly at 9%, which is due April 1, 2019. The Note is convertible any time after issuance into $0.001 par value Common Stock at a price of $0.015 Canadian (approximately $0.012 US) per share. The Company estimates that the fair value of this convertible debt approximates the face value, so no value has been assigned to the beneficial conversion feature. Any gain or loss will be recognized at conversion.	$79,710	$-0-

On April 26, 2017, the Company received $63,000 cash in exchange for a note having a Face Value of $ 65,000 with interest accruing at 8%, which is due April 26, 2018. The Note is convertible after 180 days from issuance into $0.001 par value Common Stock at a price 35% below market value. In August 2017 the note was paid off with additional $2,607 in accrued interest and $19,500 as prepayment penalty.	$-0-	$-0-

On August 3, 2017, the Company received $76,000 in exchange for a note payable having a Face Value of $ 80,000 with interest accruing at 8%, which is due August 3, 2018. The Note is convertible after 180 days from issuance into $0.001 par value Common Stock at a price 35% below market value. The Company estimates that the fair value of this convertible debt approximates the face value, so no value has been assigned to the beneficial conversion feature. Any gain or loss will be recognized at conversion.	$80,000	$-0-

On August 21, 2017, the Company received $80,000 cash in exchange for a note payable having a Face Value of $ 83,000 with interest accruing at 8% , which is due May 30, 2018. The Note is convertible after 180 days from issuance into $0.001 par value Common Stock at a price 35% below market value. The Company estimates that the fair value of this convertible debt approximates the face value, so no value has been assigned to the beneficial conversion feature. Any gain or loss will be recognized at conversion.	$83,000	$-0-

On September 22, 2017, the Company received $60,000 cash in exchange for a note having a Face Value of $ 62,000 with interest accruing at 8%, which is due June 30, 2018. The Note is convertible after 180 days from issuance into $0.001 par value Common Stock at a price 35% below market value. The Company estimates that the fair value of this convertible debt approximates the face value, so no value has been assigned to the beneficial conversion feature. Any gain or loss will be recognized at conversion.	$62,000	$-0-

On October 26, 2017, the Company received $110,000 cash in exchange for a note payable having a Face Value of $ 115,000 with interest accruing at 8%, which is due October 26, 2018. The Note is convertible after 180 days from issuance into $0.001 par value Common Stock at a price 35% below market value. The Company estimates that the fair value of this convertible debt approximates the face value, so no value has been assigned to the beneficial conversion feature. Any gain or loss will be recognized at conversion.	$115,000	$-0-

On November 14, 2017, the Company received $106,000 cash in exchange for a note payable having a Face Value of $ 113,000 with interest accruing at 8%, which is due November 14, 2018. The Note is convertible after 180 days from issuance into $0.001 par value Common Stock at a price 35% below market value. The Company estimates that the fair value of this convertible debt approximates the face value, so no value has been assigned to the beneficial conversion feature. Any gain or loss will be recognized at conversion.	$113,000	$-0-

On December 1, 2017 the Company received monies in exchange for a note having a Face Value of $ 50,000 Canadian ($39,855 US) with interest accruing at 8%, due November 30, 2018. The Note is convertible after 180 days from issuance into $0.001 par value Common Stock at a price 35% below market value. The Company estimates that the fair value of this convertible debt approximates the face value, so no value has been assigned to the beneficial conversion feature. Any gain or loss will be recognized at conversion.	$39,855	$-0-

Total Current Debt	$596,577	$69,939

Interest expense for the years ended December 31, 2017 and 2016 was $79,833 and $34,732, respectively. The balance of interest payable at December 31, 2017 and 2016 was $9,215 and $9,011, respectively. Loss on conversion of notes payable for the years ended December 31, 2017 and 2016 was $76,929 and $1,945,898, respectively.